Segment Information - Summary of Segment Revenue, Segment Profit, Segment Assets and Liabilities and Other Items (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Revenue
Revenue from external customers		¥ 6,177,947		¥ 5,712,965		¥ 4,696,828
Total		6,177,947		5,712,965		4,696,828
Segment profit		336,941		288,700		169,878
Other items
Finance income		6,104		7,644		6,322
Finance costs		22,445		24,584		21,586
Depreciation and amortization		408,616		366,565		330,912
Share of profit in investments accounted for using the equity method		86,411		65,657		44,118
Segment assets		8,049,528		7,756,134
Investments accounted for using the equity method		793,146		799,239
Capital expenditure		440,830		423,428		362,525
Segment liabilities (Interest-bearing debt)		2,369,231		2,157,755
Steelmaking and Steel Fabrication [member]
Revenue
Revenue from external customers		5,408,633
Engineering and Construction [member]
Revenue
Revenue from external customers		321,346
Chemicals and Materials [member]
Revenue
Revenue from external customers		243,014
System Solutions [member]
Revenue
Revenue from external customers		204,952
Operating segments [member] | Steelmaking and Steel Fabrication [member]
Revenue
Revenue from external customers		5,408,633		4,983,335		4,016,670
Inter-segment revenue or transfers		45,902		33,910		35,590
Total		5,454,536		5,017,245		4,052,261
Segment profit		274,672		245,708		138,017
Other items
Finance income				4,983		5,566
Finance costs				20,080		17,831
Depreciation and amortization		398,702		330,393		294,008
Share of profit in investments accounted for using the equity method		76,337		116,408		70,723
Segment assets		7,404,841		7,003,681
Investments accounted for using the equity method		672,853		950,887
Capital expenditure		431,775		390,623		335,733
Segment liabilities (Interest-bearing debt)		2,365,587		2,057,997
Operating segments [member] | Engineering and Construction [member]
Revenue
Revenue from external customers		321,346		260,908		234,861
Inter-segment revenue or transfers		35,360		33,360		32,683
Total		356,707		294,268		267,545
Segment profit		9,474		9,110		6,838
Other items
Finance income				180		124
Finance costs				44		118
Depreciation and amortization		2,605		2,489		2,653
Share of profit in investments accounted for using the equity method		801		378		655
Segment assets		289,083		247,696
Investments accounted for using the equity method		6,313		4,393
Capital expenditure		3,021		6,301		5,637
Segment liabilities (Interest-bearing debt)		5,937		8,313
Operating segments [member] | Chemicals and Materials [member]
Revenue
Revenue from external customers		243,014		234,108		203,115
Inter-segment revenue or transfers		4,052		3,709		5,630
Total		247,067		237,817		208,746
Segment profit		25,095		17,399		6,304
Other items
Finance income				38		36
Finance costs				172		233
Depreciation and amortization		6,644		7,329		8,227
Share of profit in investments accounted for using the equity method		1,339		148		920
Segment assets		194,622		184,988
Investments accounted for using the equity method		23,629		24,843
Capital expenditure		8,855		8,497		9,229
Segment liabilities (Interest-bearing debt)		7,075		11,519
Operating segments [member] | System Solutions [member]
Revenue
Revenue from external customers		204,952		190,310		178,242
Inter-segment revenue or transfers		62,550		53,889		54,270
Total		267,503		244,200		232,512
Segment profit		26,576		23,292		22,113
Other items
Finance income				146		133
Finance costs				11		28
Depreciation and amortization		4,872		4,646		4,174
Share of profit in investments accounted for using the equity method		(5)		(10)		21
Segment assets		231,994		223,601
Investments accounted for using the equity method		309		17
Capital expenditure		2,542		7,638		4,343
Segment liabilities (Interest-bearing debt)		2,631		3,693
Operating segments [member] | Sub Total [member]
Revenue
Revenue from external customers		6,177,947		5,668,663		4,632,890
Inter-segment revenue or transfers		147,867		124,868		128,175
Total		6,325,814		5,793,531		4,761,065
Segment profit		335,818		295,510		173,274
Other items
Finance income				5,348		5,860
Finance costs				20,309		18,212
Depreciation and amortization		412,825		344,859		309,064
Share of profit in investments accounted for using the equity method		78,473		116,925		72,320
Segment assets		8,120,542		7,659,967
Investments accounted for using the equity method		703,105		980,142
Capital expenditure		446,194		413,061		354,943
Segment liabilities (Interest-bearing debt)		2,381,231		2,081,524
Adjustments [member]
Revenue
Inter-segment revenue or transfers	[1]	(147,867)	[2]	(124,868)	[3]	(128,175)	[4]
Total	[1]	(147,867)	[2]	(124,868)	[3]	(128,175)	[4]
Segment profit	[1]	1,122	[2]	2,030	[3]	1,256	[4]
Other items
Finance income	[1]			(202)	[3]	(206)	[4]
Finance costs	[1]			(202)	[3]	(206)	[4]
Depreciation and amortization	[1]	(4,208)	[2]	(4,140)	[3]	(4,313)	[4]
Share of profit in investments accounted for using the equity method	[1]	7,938	[2]	5,750	[3]	6,859	[4]
Segment assets	[1]	(71,013)	[2]	(67,554)	[3]
Investments accounted for using the equity method	[1]	90,041	[2]	83,614	[3]
Capital expenditure	[1]	(5,363)	[2]	(1,130)	[3]	(3,905)	[4]
Segment liabilities (Interest-bearing debt)	[1]	¥ (12,000)	[2]	(12,527)	[3]
Before application of IFRS adjustments [member]
Revenue
Revenue from external customers				5,668,663		4,632,890
Total				5,668,663		4,632,890
Segment profit				297,541		174,531
Other items
Finance income				5,146		5,654
Finance costs				20,106		18,006
Depreciation and amortization				340,719		304,751
Share of profit in investments accounted for using the equity method				122,675		79,180
Segment assets				7,592,413
Investments accounted for using the equity method				1,063,757
Capital expenditure				411,930		351,038
Segment liabilities (Interest-bearing debt)				2,068,996
IFRS adjustments [member]
Revenue
Revenue from external customers				44,302		63,937
Total				44,302		63,937
Segment profit				(8,840)		(4,652)
Other items
Finance income				2,498		668
Finance costs				4,477		3,579
Depreciation and amortization				25,845		26,161
Share of profit in investments accounted for using the equity method				(57,018)		(35,062)
Segment assets				163,721
Investments accounted for using the equity method				(264,517)
Capital expenditure				11,497		¥ 11,486
Segment liabilities (Interest-bearing debt)				¥ 88,759

[1]	The adjustments of segment liabilities include the elimination of the Steelmaking and Steel Fabrication segment's borrowings from the System Solutions segment.
[2]	The adjustments of segment profit of 1,122 million yen include investment return of 8,237 million yen from the equity method associate Nippon Steel Kowa Real Estate Co., Ltd., and elimination of inter-segment revenue or transfers of (7,114) million yen.
[3]	The adjustments of segment profit of 2,030 million yen include investment return of 5,929 million yen from the equity method associate Nippon Steel Kowa Real Estate Co., Ltd., and elimination of inter-segment revenue or transfers of (3,899) million yen.
[4]	The adjustments of segment profit of 1,256 million yen include investment return of 6,524 million yen from the equity method associate Nippon Steel Kowa Real Estate Co., Ltd., investment return of 629 million yen from the equity method associate SUMCO Corporation, and elimination of inter-segment revenue or transfers of (5,897) million yen.